INCOME TAXES - Provision (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Canada	$ 102	$ 61	$ 41
Foreign	393	803	322
Total	495	864	363
Deferred
Canada	135	8	(459)
Foreign	292	(30)	418
Total	427	(22)	(41)
Income Tax Expense	$ 922	$ 842	$ 322